Fair Value Measurements - Summary of Remaining Contractual Maturities (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Fair Value, Separate Account Investment [Line Items]
Due within one year	$ 33,352
After one but within five years	1,319
Total	$ 34,671